UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
October 31, 2013

Principal
Amount (000)	Description (1)Nuveen Investments	Coupon	Maturity (2)	Ratings (3)	Value
	Long-Term Investments – 137.8% (96.3% of Total Investments)
	Variable Rate Senior Loan Interests – 119.1% (83.2% of Total Investments) (4)
	Aerospace & Defense – 0.5% (0.4% of Total Investments)
$ 1,489	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	$ 1,503,405
	Airlines – 3.5% (2.4% of Total Investments)
2,494	American Airlines, Inc., Exit Term Loan	4.750%	6/27/19	Baa2	2,514,012
3,965	Delta Air Lines, Inc., Term Loan B1	4.000%	10/18/18	Ba1	3,988,406
993	Delta Air Lines, Inc., Term Loan B2	3.250%	4/18/16	Ba1	997,994
2,500	US Airways, Inc., Term Loan B1	4.250%	5/23/19	BB-	2,507,590
9,952	Total Airlines				10,008,002
	Auto Components – 2.4% (1.7% of Total Investments)
4,367	Federal-Mogul Corporation, Tranche B, Term Loan	2.118%	12/29/14	B1	4,330,431
2,577	Federal-Mogul Corporation, Tranche C, Term Loan	2.118%	12/28/15	B1	2,555,610
6,944	Total Auto Components				6,886,041
	Biotechnology – 0.6% (0.4% of Total Investments)
1,750	Grifols, Inc., Term Loan	4.250%	6/01/17	Ba1	1,766,193
	Building Products – 0.5% (0.4% of Total Investments)
1,500	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	1,508,298
	Capital Markets – 2.2% (1.5% of Total Investments)
661	American Capital, LTD., Term Loan, First Lien	4.000%	8/22/16	BB-	664,003
1,500	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,509,000
4,126	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	4,174,216
6,287	Total Capital Markets				6,347,219
	Chemicals – 1.5% (1.0% of Total Investments)
1,891	Ineos US Finance LLC, Term Loan, First Lien	4.000%	5/04/18	BB-	1,899,564
993	PQ Corporation, Term Loan, First Lien	4.500%	8/07/17	B+	1,000,918
1,439	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,417,986
4,323	Total Chemicals				4,318,468
	Commercial Services & Supplies – 3.9% (2.7% of Total Investments)
2,500	Aramark Corporation, Term Loan, Tranche D	4.000%	9/09/19	BB-	2,510,925
383	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B2	384,950
1,000	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	1,021,667
1,597	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	1,603,960
507	Brickman Group Holdings, Inc., Tranche B2, Term Loan	3.259%	10/14/16	B+	509,974
640	Brickman Group Holdings, Inc., Tranche B3, Term Loan	4.000%	9/28/18	B+	644,205
999	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	1,001,208
3,035	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	3,043,477
493	Houghton Mifflin, Term Loan	5.250%	5/22/18	B2	496,502
56	Vertrue Inc., Term Loan, First Lien	15.000%	2/04/18	N/R	56,368
11,210	Total Commercial Services & Supplies				11,273,236
	Communications Equipment – 2.0% (1.4% of Total Investments)
1,737	Alcatel-Lucent, Inc., Term Loan C	5.750%	1/30/19	B+	1,765,596
1,500	Avaya, Inc., Term Loan B3	4.762%	10/26/17	B1	1,391,042
2,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB-	2,684,168
5,904	Total Communications Equipment				5,840,806
	Computers & Peripherals – 3.5% (2.5% of Total Investments)
9,000	Dell, Inc., Term Loan B, DD1	4.500%	3/24/20	BB+	8,958,942
1,191	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	1,201,163
10,191	Total Computers & Peripherals				10,160,105
	Consumer Finance – 0.6% (0.4% of Total Investments)
1,816	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	1,826,793
	Containers & Packaging – 0.2% (0.2% of Total Investments)
683	Pact Group, Inc., Term Loan B	3.750%	5/22/20	Ba3	678,661
	Distributors – 2.1% (1.5% of Total Investments)
5,988	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	6,026,007
	Diversified Consumer Services – 6.3% (4.4% of Total Investments)
2,680	Cengage Learning Acquisitions, Inc., Term Loan, (5)	4.750%	7/03/14	D	1,960,868
1,574	Ceridian Corporation, New Replacement Term Loan	4.420%	8/14/15	B1	1,582,499
9,000	Hilton Hotels Corporation, Term Loan B2	4.000%	10/26/20	BB	9,062,442
2,448	Laureate Education, Inc., Term Loan B	5.000%	6/16/18	B1	2,466,923
998	Pinnacle Entertainment, Term Loan B2	3.750%	8/13/20	BB+	999,578
2,000	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	2,012,500
18,700	Total Diversified Consumer Services				18,084,810
	Diversified Financial Services – 2.5% (1.8% of Total Investments)
1,995	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	2,022,431
1,990	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	2,014,626
3,204	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	3,232,584
7,189	Total Diversified Financial Services				7,269,641
	Diversified Other – 0.2% (0.1% of Total Investments)
507	Rexnord LLC, Term Loan B	4.000%	8/21/20	B+	508,264
	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)
1,920	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	1,623,552
	Food & Staples Retailing – 2.7% (1.9% of Total Investments)
1,000	Albertson’s LLC, Delayed Draw, Term Loan B, (WI/DD)	TBD	TBD	BB-	1,001,563
903	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	906,348
589	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	591,382
750	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	758,438
993	Supervalu, Inc., New Term Loan B	5.000%	3/21/19	B+	1,000,753
3,800	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B	3,534,000
8,035	Total Food & Staples Retailing				7,792,484
	Food Products – 6.8% (4.8% of Total Investments)
1,985	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	2,000,715
900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	914,625
891	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B-	892,789
118	Ferrara Candy Company, Term Loan B	7.500%	6/18/18	B	113,674
7,282	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	7,345,021
1,619	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,633,122
995	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	995,089
5,860	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	5,875,495
19,650	Total Food Products				19,770,530
	Health Care Equipment & Supplies – 3.1% (2.1% of Total Investments)
500	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	511,875
1,404	Hologic, Inc., Refinancing Term Loan, Tranche B	3.750%	8/01/19	BBB-	1,414,067
1,913	Kinetic Concepts, Inc., Term Loan D1	4.500%	5/04/18	BB-	1,930,839
3,950	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,994,438
1,000	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	1,006,250
8,767	Total Health Care Equipment & Supplies				8,857,469
	Health Care Providers & Services – 7.8% (5.4% of Total Investments)
2,993	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	3,029,257
1,403	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,412,168
938	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B	928,125
21	Community Health Systems, Inc., Extended Term Loan	3.760%	1/25/17	BB	21,194
3,970	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	3,996,940
610	Genesis Healthcare LLC, Term Loan	10.002%	12/04/17	B+	624,248
3,516	Golden Living, Term Loan	5.000%	5/04/18	B	3,402,192
580	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB-	581,392
993	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,002,425
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	509,688
1,302	Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	1,304,216
922	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	884,800
990	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	999,135
1,975	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B+	1,983,716
1,000	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,009,583
814	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	814,955
22,527	Total Health Care Providers & Services				22,504,034
	Hotels, Restaurants & Leisure – 6.8% (4.7% of Total Investments)
1,935	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	1,955,343
1,419	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB-	1,435,645
3,428	Caesars Entertainment Operating Company, Inc., Term Loan B6, DD1	5.488%	1/28/18	B-	3,225,696
2,949	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	2,978,323
1,500	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	BB-	1,514,844
1,955	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	BB-	1,972,922
1,489	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,490,766
2,000	Scientific Games Corporation, Term Loan B	4.250%	10/18/20	Ba2	2,005,536
950	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB-	943,076
1,990	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	2,010,306
19,615	Total Hotels, Restaurants & Leisure				19,532,457
	Household Durables – 0.9% (0.6% of Total Investments)
489	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	492,892
446	Spectrum Brands, Inc., Term Loan	4.504%	12/17/19	BB	448,619
1,667	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	1,609,981
2,602	Total Household Durables				2,551,492
	Household Products – 0.5% (0.4% of Total Investments)
1,500	Spectrum Brands, Inc., Term Loan A	3.000%	9/04/17	BB	1,503,482
	Industrial Conglomerates – 0.7% (0.5% of Total Investments)
1,988	DuPont Performance Coatings, Dollar Term Loan B	4.750%	2/03/20	B+	2,010,798
	Insurance – 2.7% (1.9% of Total Investments)
2,000	Hub International Holdings, Inc., Term Loan B	4.750%	10/02/20	B1	2,011,876
1,439	Sedgwick Holdings, Inc., Term Loan, First Lien	4.250%	6/12/18	B+	1,444,547
2,481	USI Holdings Corporation, Term Loan B	5.000%	12/27/19	B1	2,496,138
1,900	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	1,911,083
7,820	Total Insurance				7,863,644
	Internet & Catalog Retail – 1.0% (0.7% of Total Investments)
2,878	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	2,895,039
	Internet Software & Services – 1.4% (1.0% of Total Investments)
500	Sabre Inc., Term Loan B2	4.500%	2/19/19	B1	501,247
888	Sabre Inc., Term Loan C	4.000%	2/19/18	B1	890,987
744	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	752,483
1,780	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	1,791,874
3,912	Total Internet Software & Services				3,936,591
	IT Services – 3.3% (2.3% of Total Investments)
1,486	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	1,491,162
2,000	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	2,032,500
327	SRA International, Term Loan	6.500%	7/20/18	B1	322,112
995	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	1,004,795
1,158	VFH Parent LLC, Term Loan B	5.775%	7/08/16	N/R	1,168,536
3,455	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	3,478,933
9,421	Total IT Services				9,498,038
	Leisure Equipment & Products – 1.3% (0.9% of Total Investments)
2,017	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	2,028,489
1,194	Equinox Holdings, Inc., New Initial Term Loan B	4.501%	1/31/20	B1	1,204,448
500	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	515,000
3,711	Total Leisure Equipment & Products				3,747,937
	Machinery – 0.3% (0.2% of Total Investments)
835	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	836,376
	Media – 8.2% (5.8% of Total Investments)
873	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan, (5)	7.750%	7/04/17	D	637,902
968	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	994,138
998	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB-	1,005,397
950	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B	955,550
571	Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	571,825
995	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	1,001,219
1,990	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	2,026,692
1,000	Media General, Inc., Delayed Draw, Term Loan, (6)	3.250%	7/31/20	BB-	1,006,250
990	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	991,848
1,856	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	1,906,630
1,500	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	1,501,875
3,309	Tribune Company, Exit Term Loan B	4.000%	12/31/19	BB+	3,315,764
3,889	Univision Communications, Inc., Term Loan C1	4.500%	3/01/20	B+	3,908,546
1,714	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	1,728,215
500	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	514,375
1,328	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	BB-	1,328,623
1,793	Yell Group PLC, Term Loan, (5)	3.915%	7/31/14	N/R	400,051
25,224	Total Media				23,794,900
	Multiline Retail – 1.0% (0.7% of Total Investments)
2,750	Hudson’s Bay Company, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB	2,789,875
	Oil, Gas & Consumable Fuels – 6.5% (4.5% of Total Investments)
1,358	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	1,391,737
2,992	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	3,045,805
833	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	835,491
1,000	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	1,009,059
2,000	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	2,038,958
751	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B3	746,255
2,500	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	2,518,750
1,496	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,507,285
1,500	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	BB+	1,495,313
995	Rice Drilling LLC., Term Loan, Second Lien	8.500%	10/25/18	N/R	1,011,169
1,250	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	1,262,891
995	Saxon Energy Services, Inc., Term Loan	5.500%	2/13/19	Ba3	1,000,721
750	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/07/18	B+	760,313
18,420	Total Oil, Gas & Consumable Fuels				18,623,747
	Personal Products – 0.1% (0.1% of Total Investments)
417	Prestige Brands, Inc., Term Loan B1	3.779%	1/31/19	BB-	420,358
	Pharmaceuticals – 8.3% (5.8% of Total Investments)
563	BioScrip, Inc., Term Loan B	6.500%	7/31/20	B	556,875
1,051	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	1,059,743
798	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B+	804,318
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	8.739%	5/03/13	N/R	60,000
95	Graceway Pharmaceuticals LLC, Term Loan, (5)	7.000%	5/03/12	N/R	104,709
1,815	Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	1,822,739
2,945	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	2,970,651
3,000	Pharmaceutical Research Associates, Inc., Term Loan B	5.000%	9/23/20	B1	3,009,687
2,326	Quintiles Transnational Corp., Term Loan B2	4.000%	6/08/18	BB-	2,338,349
1,489	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	1,491,541
5,950	Valeant Pharmaceuticals International, Inc., Term Loan E	4.500%	8/05/20	Ba1	6,036,288
3,690	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	3,725,914
25,722	Total Pharmaceuticals				23,980,814
	Real Estate Investment Trust – 1.8% (1.2% of Total Investments)
1,500	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,548,750
2,058	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	2,071,346
1,493	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	1,494,988
5,051	Total Real Estate Investment Trust				5,115,084
	Real Estate Management & Development – 1.3% (0.9% of Total Investments)
1,172	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,180,133
2,488	Realogy Corporation, Term Loan B	4.500%	3/05/20	BB-	2,516,002
3,660	Total Real Estate Management & Development				3,696,135
	Road & Rail – 0.4% (0.3% of Total Investments)
1,122	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	BB	1,132,747
	Semiconductors & Equipment – 2.6% (1.8% of Total Investments)
1,990	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/28/20	B1	2,010,885
1,500	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,516,875
993	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	1/10/20	Ba3	1,005,992
1,950	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	Ba3	1,975,594
963	Spansion LLC, Term Loan B	5.250%	12/13/18	BB+	970,994
7,396	Total Semiconductors & Equipment				7,480,340
	Software – 10.9% (7.6% of Total Investments)
1,500	Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	1,506,294
2,490	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	2,514,610
1,126	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	1,134,653
1,250	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	1,264,322
2,322	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	2,343,174
3,071	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	3,085,396
652	Epicor Software Corporation, Term Loan, B1	4.500%	5/16/18	Ba3	656,874
990	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	994,969
874	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	871,237
6,961	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	7,026,529
2,234	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	2,190,068
2,500	IPC Systems, Inc., Term Loan, Second Lien	5.418%	6/01/15	CCC	2,143,750
3,465	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	Ba3	3,495,858
1,191	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	1,203,441
973	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	977,688
31,599	Total Software				31,408,863
	Specialty Retail – 1.7% (1.2% of Total Investments)
599	Charlotte Russe, Inc., Initial Term Loan	6.750%	5/22/19	B2	587,278
2,723	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	2,731,626
1,653	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,654,633
4,975	Total Specialty Retail				4,973,537
	Wireless Telecommunication Services – 3.9% (2.7% of Total Investments)
1,814	Asurion LLC, Term Loan B1	4.500%	5/24/19	Ba2	1,815,358
4,725	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.818%	1/29/16	CCC+	4,594,158
3,027	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	3,089,669
980	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	960,596
694	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	695,909
11,240	Total Wireless Telecommunication Services				11,155,690
$ 347,190	Total Variable Rate Senior Loan Interests (cost $342,947,303)				343,501,962

Shares	Description (1)				Value
	Common Stocks – 3.3% (2.3% of Total Investments)
	Building Products – 1.5% (1.1% of Total Investments)
88,501	Masonite International Corporation, (7)				$ 4,323,274
	Hotels, Restaurants & Leisure – 0.3% (0.2% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (7), (8)				875,691
	Media – 1.5% (1.0% of Total Investments)
47,063	Metro-Goldwyn-Mayer, (7), (8)				2,903,199
18,422	Tribune Company, (7)				1,233,353
14,825	Tribune Company, (9)				—
	Total Media				4,136,552
	Professional Services – 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (7), (8)				28,291
	Total Common Stocks (cost $8,670,895)				9,363,808

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$ 839,375
$ 850	Total Convertible Bonds (cost $710,500)				839,375

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 15.1% (10.6% of Total Investments)
	Commercial Services & Supplies – 0.6% (0.5% of Total Investments)
$ 500	Ceridian Corporation	11.250%	11/15/15	CCC	$ 503,125
816	Harland Clarke Holdings	9.500%	5/15/15	B-	818,040
500	Tervita Corporation, 144A	8.000%	11/15/18	B2	520,000
1,816	Total Commercial Services & Supplies				1,841,165
	Communications Equipment – 0.6% (0.4% of Total Investments)
1,000	Nortel Networks Limited, (5)	0.000%	7/15/11	N/R	1,052,500
650	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	747,500
1,650	Total Communications Equipment				1,800,000
	Diversified Consumer Services – 0.3% (0.2% of Total Investments)
900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	945,000
	Diversified Telecommunication Services – 1.8% (1.3% of Total Investments)
2,000	IntelSat Limited, 144A	7.750%	6/01/21	CCC+	2,110,000
450	IntelSat Limited	8.125%	6/01/23	CCC+	475,875
2,286	Level 3 Communications Inc.	11.875%	2/01/19	B-	2,651,760
4,736	Total Diversified Telecommunication Services				5,237,635
	Health Care Equipment & Supplies – 0.8% (0.6% of Total Investments)
2,025	Kinetic Concepts	10.500%	11/01/18	B-	2,283,188
	Health Care Providers & Services – 1.9% (1.3% of Total Investments)
1,000	HCA Inc.	8.500%	4/15/19	BB+	1,073,750
325	HCA Inc.	7.250%	9/15/20	BB+	356,281
600	Iasi’s Healthcare Capital Corporation	8.375%	5/15/19	CCC+	636,000
2,000	Tenet Healthcare Corporation, 144A	6.000%	10/01/20	BB	2,115,000
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,133,750
4,925	Total Health Care Providers & Services				5,314,781
	Household Products – 1.0% (0.7% of Total Investments)
2,600	Reynolds Group	9.875%	8/15/19	CCC+	2,876,250
	IT Services – 0.4% (0.3% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	1,076,250
	Machinery – 0.4% (0.3% of Total Investments)
1,000	HD Supply Inc.	8.125%	4/15/19	B+	1,117,700
	Media – 3.2% (2.3% of Total Investments)
931	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	900,597
3,200	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	2,744,000
2,872	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	2,915,080
2,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,015,000
500	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	540,000
200	WMG Acquisition Group	11.500%	10/01/18	B	231,250
9,703	Total Media				9,345,927
	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)
500	Offshore Group Investment Limited	7.125%	4/01/23	B-	508,750
	Pharmaceuticals – 1.3% (0.9% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,155,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	543,750
1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,110,000
3,500	Total Pharmaceuticals				3,808,750
	Road & Rail – 0.2% (0.1% of Total Investments)
600	Avis Budget Car Rental	2.764%	5/15/14	B+	600,006
	Semiconductors & Equipment – 0.9% (0.6% of Total Investments)
1,075	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	1,075,000
1,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	1,455,000
2,575	Total Semiconductors & Equipment				2,530,000
	Software – 0.6% (0.4% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	986,000
750	Infor Us Inc.	9.375%	4/01/19	B-	847,500
1,600	Total Software				1,833,500
	Specialty Retail – 0.0% (0.0% of Total Investments)
480	Local Insight Regatta Holdings, (5), (9)	11.000%	12/01/17	D	5
	Wireless Telecommunication Services – 0.9% (0.6% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	512,500
1,750	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	1,830,937
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	79,219
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,313
2,400	Total Wireless Telecommunication Services				2,501,969
$ 42,010	Total Corporate Bonds (cost $40,702,487)				43,620,876
	Total Long-Term Investments (cost $393,031,185)				397,326,021

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 5.3% (3.7% of Total Investments)
$ 15,371	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $15,370,840, collateralized by $14,795,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $15,680,747	0.000%	11/01/13		$ 15,370,840
	Total Short-Term Investments (cost $15,370,840)				15,370,840
	Total Investments (cost $408,402,025) – 143.1%				412,696,861
	Borrowings – (42.7)% (10), (11)				(123,000,000)
	Other Assets Less Liabilities – (0.4)% (12)				(1,306,255)
	Net Assets Applicable to Common Shares – 100%				$ 288,390,606

Investments in Derivatives as of October 31, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (12)
Goldman Sachs	$18,487,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(102,935)
Morgan Stanley	18,487,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(805,337)
	$36,975,000						$(908,272)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests	$—	$343,501,962	$—		$343,501,962
	Common Stocks	5,556,627	3,807,181	—	*	9,363,808
	Convertible Bonds	—	839,375	—		839,375
	Corporate Bonds	—	43,620,871	5		43,620,876
	Short-Term Investments:
	Repurchase Agreements	—	15,370,840	—		15,370,840
	Derivatives:
	Interest Rate Swaps**	—	(908,272)	—		(908,272)
	Total	$5,556,627	$406,231,957	$5		$411,788,589

	*Value equals zero as of the end of the reporting period.
	**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $408,446,819.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

	Gross unrealized:
	Appreciation					$10,119,061
	Depreciation					(5,869,019)

	Net unrealized appreciation (depreciation) of investments					$4,250,042

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of October 31, 2013, the Fund had unfunded senior loan commitments outstanding of $1,000,000.
(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(9)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	Borrowings as a percentage of Total Investments is 29.8%.
(11)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(12)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013